Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [Line Items]
Intangible Assets	$ 81	$ 89
Private Equity Investments (Note 26)	53	52
Net Investment in Finance Leases	61	52
Long-Term Receivables and Prepaids	139	11
Precious Metals	89	0
Other	40	12
Other assets	463	$ 216
Receivables and payables related to insurance contracts	98
Warrants
Disclosure of classes of share capital [Line Items]
Other	$ 39